Derivatives and Hedge Accounting Activities (Selected Information Related to Gains and Losses on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (250)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(33)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	7
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	0
Interest Rate Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(250)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (33)
Maximum Term	393 months
Interest Rate Contract | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 7
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 0
Maximum Term	393 months